Schedule of Options Exercisable (Detail) - Options Exercisable - $ / shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, shares	254,842	290,487	349,190
Weighted average exercise price	$ 71.48	$ 71.76	$ 57.08